Consolidated Statements of Changes in Shareholders’ Equity		ordinary shares Class A CNY (¥) shares		ordinary shares Class A USD ($) shares		ordinary shares Class B CNY (¥) shares	ordinary shares Class B USD ($) shares	Series Seed Convertible Preferred Shares CNY (¥) shares	Series Seed Convertible Preferred Shares USD ($) shares	Additional paid-in capital RMB CNY (¥)	Additional paid-in capital RMB USD ($)	Accumulated deficit RMB CNY (¥)	Accumulated deficit RMB USD ($)	Accumulated other comprehensive loss RMB CNY (¥)	Accumulated other comprehensive loss RMB USD ($)	Total DDC shareholders’ equity/(deficit) RMB CNY (¥)	Total DDC shareholders’ equity/(deficit) RMB USD ($)	Non-redeemable non-controlling interest RMB CNY (¥)	Non-redeemable non-controlling interest RMB USD ($)	Subscription receivable for ordinary shares RMB CNY (¥)	Subscription receivable for ordinary shares RMB USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 584,961	[1]			¥ 96,589		¥ 58,565,485				¥ (1,478,040,573)		¥ (83,132,274)		¥ (1,501,925,812)		¥ 14,426,288				¥ (1,487,499,524)
Balance (in Shares) | shares		225,530	[1]	225,530	[1]	875,000	875,000	1,076,501	1,076,501
Balance at Dec. 31, 2022		¥ 584,961	[1]			¥ 96,589		¥ 58,565,485				(1,478,040,573)		(83,132,274)		(1,501,925,812)		14,426,288				(1,487,499,524)
Balance (in Shares) at Dec. 31, 2022 | shares		225,530	[1]	225,530	[1]	875,000	875,000	1,076,501	1,076,501
Issuance of class A ordinary shares		¥ 1,642,299	[1]					¥ (58,565,485)		1,835,065,180						1,778,141,994						1,778,141,994
Issuance of class A ordinary shares (in Shares) | shares		574,987	[1]	574,987	[1]			(1,076,501)	(1,076,501)
Surrender of class A ordinary shares by one shareholder issuance of share options		¥ (19,362)	[1]							19,362
Surrender of class A ordinary shares by one shareholder issuance of share options (in Shares) | shares	[1]	(7,232)		(7,232)
Share options issued as the purchase consideration in connection with acquisition of Lin’s										1,072,031						1,072,031						1,072,031
Share-based compensation										80,272,397						80,272,397						80,272,397
Business combinations		¥ 22,398	[1]							11,876,510						11,898,908		1,309,393				13,208,301
Business combinations (in Shares) | shares	[1]	7,842		7,842
Acquisition of non- controlling interests										(1,538,381)						(1,538,381)		1,538,381
Accretion of redeemable convertible preferred shares										(110,112,796)						(110,112,796)						(110,112,796)
Net loss												(166,341,733)				(166,341,733)		4,366,045				(161,975,688)
Foreign currency translation adjustment, net of nil income taxes														(52,449,470)		(52,449,470)						(52,449,470)
Balance at Dec. 31, 2023		¥ 2,230,296	[1]			¥ 96,589				1,816,654,303		(1,644,382,306)		(135,581,744)		39,017,138		21,640,107				60,657,245
Balance (in Shares) at Dec. 31, 2023 | shares		801,127	[1]	801,127	[1]	875,000	875,000
Balance (in Dollars)		¥ 2,230,296	[1]			¥ 96,589				1,816,654,303		(1,644,382,306)		(135,581,744)		39,017,138		21,640,107				60,657,245
Balance (in Shares) | shares		801,127	[1]	801,127	[1]	875,000	875,000
Issuance of class A ordinary shares		¥ 573,018	[1]							14,882,042						15,455,060						15,455,060
Issuance of class A ordinary shares (in Shares) | shares		199,286	[1]	199,286	[1]
Convertible Notes transferred to class A ordinary shares		¥ 822,032	[1]							9,352,347						10,174,379						10,174,379
Convertible Notes transferred to class A ordinary shares (in Shares) | shares		285,888	[1]	285,888	[1]
Certain liabilities transferred to class A ordinary shares		¥ 5,178,041	[1]							76,765,416						81,943,457						81,943,457
Certain liabilities transferred to class A ordinary shares (in Shares) | shares	[1]	1,800,832		1,800,832
Share-based compensation										19,143,702						19,143,702						19,143,702
Business combinations		¥ 181,252	[1]							47,965,515						48,146,767						48,146,767
Business combinations (in Shares) | shares	[1]	63,036		63,036
Net loss												(170,196,454)				(170,196,454)		13,205,380				(156,991,074)
Foreign currency translation adjustment, net of nil income taxes														3,741,578		3,741,578						3,741,578
Balance at Dec. 31, 2024		¥ 8,984,639	[1]			¥ 96,589				1,984,763,325		(1,814,578,760)		(131,840,166)		47,425,627		34,845,487				82,271,114
Balance (in Shares) at Dec. 31, 2024 | shares		3,150,169	[1]	3,150,169	[1]	875,000	875,000
Balance (in Dollars)		¥ 8,984,639	[1]			¥ 96,589				1,984,763,325		(1,814,578,760)		(131,840,166)		47,425,627		34,845,487				82,271,114
Balance (in Shares) | shares		3,150,169	[1]	3,150,169	[1]	875,000	875,000
Issuance of class A ordinary shares		¥ 45,222,446	[1]							1,024,260,638						187,930,988				¥ (881,552,096)		187,930,988
Issuance of class A ordinary shares (in Shares) | shares		16,084,696	[1]	16,084,696	[1]
Convertible Notes transferred to class A ordinary shares		¥ 6,180,983	[1]							53,882,855						60,063,838						60,063,838
Convertible Notes transferred to class A ordinary shares (in Shares) | shares		2,198,449	[1]	2,198,449	[1]
Certain liabilities transferred to class A ordinary shares		¥ 1,805,426	[1]							17,228,917						19,034,343						19,034,343
Certain liabilities transferred to class A ordinary shares (in Shares) | shares		642,153	[1]	642,153	[1]
Shareholder Loan transfer to class A ordinary shares		¥ 3,391,125	[1]							47,189,523						50,580,648						50,580,648
Shareholder Loan transfer to class A ordinary shares (in Shares) | shares		1,206,153	[1]	1,206,153	[1]
Issuance of class B ordinary shares						¥ 99,890										99,890						99,890
Issuance of class B ordinary shares (in Shares) | shares						875,000	875,000
Issuance of convertible prefer shares								¥ 230,544,640								230,544,640						230,544,640
Issuance of convertible prefer shares (in Shares) | shares								16,000,000	16,000,000
Share-based compensation										29,096,910						29,096,910						29,096,910
Issuance of warrant										223,903,263						223,903,263						223,903,263
Net loss												(356,705,027)				(356,705,027)		18,701,815				(338,000,000)	$ (48,333,815)
Foreign currency translation adjustment, net of nil income taxes														6,081,537		6,081,537						6,081,537
Balance at Dec. 31, 2025		¥ 65,584,619	[1]	$ 9,378,476	[1]	¥ 196,479	$ 28,096	¥ 230,544,640	$ 32,967,445	3,380,325,431	$ 483,380,108	(2,171,283,787)	$ (310,489,451)	(125,758,629)	$ (17,983,245)	498,056,657	$ 71,221,156	53,547,302	$ 7,657,162	(881,552,096)	$ (126,060,273)	551,603,959	78,878,318
Balance (in Shares) at Dec. 31, 2025 | shares		23,281,620	[1]	23,281,620	[1]	1,750,000	1,750,000	16,000,000	16,000,000
Balance (in Dollars)		¥ 65,584,619	[1]	$ 9,378,476	[1]	¥ 196,479	$ 28,096	¥ 230,544,640	$ 32,967,445	¥ 3,380,325,431	$ 483,380,108	¥ (2,171,283,787)	$ (310,489,451)	¥ (125,758,629)	$ (17,983,245)	¥ 498,056,657	$ 71,221,156	¥ 53,547,302	$ 7,657,162	¥ (881,552,096)	$ (126,060,273)	¥ 551,603,959	$ 78,878,318
Balance (in Shares) | shares		23,281,620	[1]	23,281,620	[1]	1,750,000	1,750,000	16,000,000	16,000,000

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.